Supplemental cash flow information - Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flows Information [Abstract]
Receivables and receivable due from related party	$ (4,628)	$ 1,600
Prepaid expenses and deposits	(235)	(144)
Accounts payable and accrued liabilities	(2,322)	69
Change in non-cash working capital	$ (7,185)	$ 1,525